Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 5,055,531	₩ 7,084,124
Level 2 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	1,071,475	436,459
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	3,984,056	6,647,665
Level 2 | Borrowings
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 816,643	₩ 389,132
Significant unobservable inputs and range	Underlying asset price	Price of underlying assets
Level 2 | Debt securities issued | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), NAV	Option model, NAV (*)
Carrying value	₩ 254,832	₩ 47,327
Significant unobservable inputs and range	Discount rate, volatility	Discount rate, volatility
Level 2 | Trading | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), Forward interest rate, DCF	Option model (*), Implied forward interest rateDCF
Carrying value	₩ 3,369,771	₩ 5,809,597
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Level 2 | Hedging | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 614,285	₩ 838,068
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,733,034	₩ 8,742,190
Level 3 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 6,725,252	₩ 7,930,909
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 1,007,782	₩ 811,281
Level 3 | Equity and foreign exchange related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 468,611	₩ 13,841
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Interest rates related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 445,572	₩ 642,123
Significant unobservable inputs and range	The volatility of the underlying asset, Regression coefficient and Correlations	The volatility of the underlying asset, Regression coefficient and Correlations
Level 3 | Credit and commodity related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 93,599	₩ 155,317
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations and Hazard Rate	The volatility of the underlying asset, Correlations and Hazard Rate